Restricted Cash (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Restricted Cash [Abstract]
Restricted cash	$ 45.0	$ 44.8
Held in certain account	29.5	29.5	$ 34.5
Escrow account	$ 15.5	$ 15.3